Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-36792
Entity Registrant Name	CytoSorbents Corporation
Entity Central Index Key	0001175151
Entity Tax Identification Number	98-0373793
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	305 College Road East
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	973
Local Phone Number	329-8885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CTSO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false